REICH & TANG DISTRIBUTORS L.P.
600 Fifth Avenue
New York, New York 10020
(212) 830-5400





                                                    November 26, 1996


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                 Re:   Municipal Securities Trust, Series 52
                       File No. 33-42466

Gentlemen:

                  As Sponsors of the bove-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on October 28, 1996 and became effective October 31, 1996 pursuant to Rule 485(b).

                                      Municipal Securities Trust, Series 52


                                      REICH & TANG DISTRIBUTORS L.P.
                                      GRUNTAL & CO. INCORPORATED


                                      By:  __________________________________
                                           Peter J. DeMarco
                                           as agent for the Sponsors

C/M  11939.0001 430037.1